Intangible assets (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31, 2014	March 31, 2013
Cost
Acquired technology	$29,600	$29,600
Customer relationships	17,500	17,500
Other intellectual property	3,918	3,999

	$51,018	$51,099

Accumulated amortization
Acquired technology	$29,600	$15,754
Customer relationships	17,500	10,296
Other intellectual property	3,469	2,091

	$50,569	$28,141

Net book value
Acquired technology	$—	$13,846
Customer relationships	—	7,204
Other intellectual property	449	1,908

	$449	$22,958

Schedule of Amortization Expense

Based on the carrying value of the identified intangible assets at March 31, 2014 and assuming no subsequent impairment of the underlying assets, the annual amortization expense for the next five years is expected to be as follows.

	Fiscal year ending March 31,
	2015	2016	2017	2018	2019
Amortization expense	$165	$72	$72	$62	$49